SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment (Details)	12 Months Ended
Dec. 31, 2021
Buildings | Minimum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	15 years
Buildings | Maximum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	50 years
Leasehold improvements | Minimum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	2 years
Leasehold improvements | Maximum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	15 years
Switching equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	3 years
Switching equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	15 years
Telegraph, telex and data communication equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	5 years
Telegraph, telex and data communication equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	15 years
Transmission installation and equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	3 years
Transmission installation and equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	30 years
Satellite, earth station and equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	3 years
Satellite, earth station and equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	20 years
Cable network | Minimum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	5 years
Cable network | Maximum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	25 years
Power supply | Minimum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	3 years
Power supply | Maximum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	20 years
Data processing equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	3 years
Data processing equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	20 years
Vehicles | Minimum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	4 years
Vehicles | Maximum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	8 years
Other telecommunication peripherals
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	5 years
Office equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	2 years
Office equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	5 years
Other equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	2 years
Other equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	5 years